Interest and Finance Costs, net	6 Months Ended
Jun. 30, 2018
Interest and Finance Costs, net [Abstract]
Interest and Finance Costs, net

6.Interest and Finance Costs, net

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Interest expense	18,295	15,368	35,016	29,472
Less: Interest capitalized	(21)	(120)	(21)	(384)

Interest expense, net	18,274	15,248	34,995	29,088
Swaps termination cash settlements	—	—	—	(3,685)
Bunkers swap cash settlements	(2,149)	(327)	(3,560)	(688)
Amortization of loan fees	1,262	754	2,074	1,464
Bank charges	377	114	379	140
Change in fair value of non-hedging financial instruments	(2,981)	84	(1,160)	1,419

Net total	14,783	15,873	32,728	27,738

At June 30, 2018, the Company was committed to six floating-to-fixed interest rate swaps with major financial institutions covering notional amounts aggregating to $337,787, maturing from July 2020 through October 2027, on which it pays fixed rates averaging 2.94% and receives floating rates based on the six-month London interbank offered rate (“LIBOR”) (Note 11).

At June 30, 2018 and December 31, 2017, all interest rate swap agreements were designated and qualified as cash flow hedges, in order to hedge the Company’s exposure to interest rate fluctuations. The fair value of such financial instruments as of June 30, 2018 and December 31, 2017, in aggregate amounted to $951 (negative) and $1,967 (negative), respectively. The net amount of cash flow hedge losses at June 30, 2018, that is estimated to be reclassified into earnings within the next twelve months to June 30, 2019 is $115.

During the first half of 2017, the Company entered into an early termination of four of its hedging interest rate swap agreements. Total cash received from those terminations amounted to $3,685.

At June 30, 2018 and December 31, 2017, the Company held one call option agreement to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels. The value of the call option at June 30, 2018 and December 31, 2017, was $224 (positive) and $118 (positive), respectively.

The change in fair values during the first half of 2018 and 2017 amounting to $106 (positive) and $866 (negative), respectively, have been included in Change in fair value of non-hedging financial instruments in the table above.

In the first half of 2017, the Company entered into a call option agreement, and paid a premium of $118.

At June 30, 2018 and December 31, 2017, the Company held thirteen and seven, respectively, bunker swap agreements to hedge its exposure to bunker price fluctuations associated with the consumptions of bunkers by its vessels. The fair value of bunker swap agreements at June 30, 2018 and December 31, 2017, was $4,121 (positive) and $3,763 (positive), respectively. The change in the fair value in the first half of 2018 and 2017 was $358 (positive) and $529 (positive), respectively, have been included in Change in fair value of non-hedging financial instruments in the table above.

During 2016, the Company entered into three bunker swap agreements in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by the vessel Ulysses. The fair values of these financial instruments as of June 30, 2018 and December 31, 2017, were $3,960 (positive) and $3,264 (positive). The change in the fair value in the first half of 2018 and 2017 was $696 (positive) and $1,083 (negative), respectively and have been included in Change in fair value of non-hedging financial instruments in the table above.